Condensed Statement of Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
OPERATING INCOME
Total Operating Income	$ 3,769.9	[1]	$ 3,647.7	[1]	$ 3,786.9	[1]
OPERATING EXPENSES
Interest Expense	(399.5)		(378.0)		(406.2)
Other Operating Expenses	(267.1)		(270.0)		(136.3)
Benefit (Expense) for Income Taxes	(280.1)		(320.3)		(391.0)
Net Income	603.6		669.5		864.2
Net Income Applicable to Common Stock	603.6		669.5		753.1
Parent Company
OPERATING INCOME
Intercompany Interest and Other Charges	19.8		11.4		10.1
Interest and Other Income	13.3		6.9		13.7
Total Operating Income	538.2		85.5		459.4
OPERATING EXPENSES
Interest Expense	66.9		50.8		45.7
Other Operating Expenses	12.6		15.4		(93.2)
Total Operating Expenses	79.5		66.2		(47.5)
Income (Loss) before Income Taxes and Equity in Undistributed Net Income of Subsidiaries	458.7		19.3		506.9
Benefit (Expense) for Income Taxes	24.8		23.0		(25.0)
Income (Loss) before Equity in Undistributed Net Income of Subsidiaries	483.5		42.3		481.9
Net Income	603.6		669.5		864.2
Equity in Undistributed Net Income of Subsidiaries	120.1		620.9		382.2
Net Income Applicable to Common Stock	603.6		669.5		753.1
Parent Company | Banks Industry
OPERATING INCOME
Dividends from Subsidiaries	500.0				410.0
OPERATING EXPENSES
Equity in Undistributed Net Income of Subsidiaries	71.0		636.9		364.7
Parent Company | Nonbank Subsidiaries
OPERATING INCOME
Dividends from Subsidiaries	5.1		67.2		25.6
OPERATING EXPENSES
Equity in Undistributed Net Income of Subsidiaries	$ 49.1		$ (9.7)		$ 17.6

[1]	Revenue is comprised of net interest income and noninterest income.